Statement of Member's Equity (Deficit) - USD ($) $ in Thousands	Total	Sabine Pass LNG-LP, LLC [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Members' equity, beginning of period at Dec. 31, 2011	$ (46,380)	$ (46,380)	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions from Cheniere Partners	1,623,849	1,623,849	0
Non-Cash Equity Contribution from Parent	2,167	2,167	0
Interest rate cash flow hedges	(27,240)	0	(27,240)
Net loss	(85,157)	(85,157)	0
Member's equity, end of period at Dec. 31, 2012	1,467,239	1,494,479	(27,240)
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions from Cheniere Partners	338,276	338,276	0
Interest rate cash flow hedges	27,240	0	27,240
Net loss	(194,490)	(194,490)	0
Member's equity, end of period at Dec. 31, 2013	1,638,265	1,638,265	0
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions from Cheniere Partners	11,734	11,734	0
Non-cash distributions to affiliates	(745)	(745)	0
Net loss	(376,853)	(376,853)	0
Member's equity, end of period at Dec. 31, 2014	1,272,401	1,272,401	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions from Cheniere Partners	15,297	15,297
Non-cash distributions to affiliates	(90,794)	(90,794)
Net loss	(230,485)	(230,485)
Member's equity, end of period at Sep. 30, 2015	$ 966,419	$ 966,419